Goodwill, VOBA and Other Intangible Assets (Details 4) (Contract based intangibles, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Contract based intangibles
Other Intangible Assets
Carrying Value	$ 38,020	$ 38,020
Accumulated Amortization	(23,260)	(21,472)
Total intangible assets, net	$ 14,760	$ 16,548